Long-term investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		48 Months Ended
	Oct. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2008	Dec. 31, 2016	Oct. 31, 2004
Income (Loss) from Equity Method Investments		$ (55)	$ (62)	$ (157)	$ (169)
Entree/Oyu Tolgoi JV Property [Member]
Income (Loss) from Equity Method Investments				200	200
Joint Venture Property, Cumulative Expenditures		$ 30,000		30,000
Accrued Interest Expense				$ 200	$ 200
Equity Method Investment, Ownership Percentage		20.00%		20.00%
Equity Method Investment, Description of Principal Activities				The Company is entitled to 20% or 30% of the mineralization extracted from the Entre/Oyu Tolgoi JV Property, depending on the depth of mineralization.
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments		$ 200		$ 200			$ 100
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage								34.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member]
Exploration Expense, Mining						$ 35,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters						80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters						70.00%
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%			2.00%
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term				30 years
Mining Licenses, Renewal Rights, Renewal Term				20 years
Shivee Tolgoi [Member]
Ownership in Mining License		100.00%		100.00%